Income Taxes - Summary of components of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Current income tax expense	¥ 5,166	$ 727	¥ 26,211	¥ 16,360
Deferred income tax benefit	(6,093)	(858)	(5,209)	(4,333)
Income tax expense/(benefit)	¥ (927)	$ (131)	¥ 21,002	¥ 12,027